Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2027	$ 316,501
2028	316,501
2029	316,501
2030	316,501
2031	316,501
From 2032 to September 30, 2033	791,255
Total	2,373,760
Less: amounts representing interest	390,664
Present value of future minimum lease payments	1,983,096
Less: Current obligations	224,323	$ 583,533
Long term obligations	$ 1,758,773	$ 6,392,677